UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series N Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2010

Date of reporting period: 06/30/2009

Item 1	–	Schedule of Investments

Schedule of Investments June 30, 2009 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Capital Trusts
Commercial Banks — 0.4%
Barclays Bank Plc (United Kingdom), Junior Subordinated Unsecured Bonds,
5.93%(a)(b)(c)	$1,200	$684,000
Rabobank Capital Funding Trust II, Subordinated Bonds,
5.26%(b)(c)	75	54,750
State Street Capital Trust IV, Junior Subordinated Unsecured Bonds,
1.63%, 6/15/37(d)	1,075	619,485
Wachovia Capital Trust III, Junior Subordinated Unsecured Bonds,
5.80%(c)(d)	225	135,000

		1,493,235

Diversified Financial Services — 1.0%
Credit Suisse Guernsey Ltd. (Switzerland), Junior Subordinated Unsecured Notes,
5.86%(a)(c)(d)	4,760	3,094,000
JPMorgan Chase Capital XXII, Junior Subordinated Unsecured Bonds,
6.45%, 2/02/37	200	159,935
JPMorgan Chase Capital XXIII, Junior Subordinated Unsecured Bonds,
1.88%, 5/15/47(d)	500	254,947
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Unsecured Notes,
5.86%(c)(d)(e)	4,070	407

		3,509,289

Insurance — 0.0%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(b)	430	122,677
Financial Security Assurance Holdings Ltd., Junior Subordinated Debentures,
6.40%, 12/15/66(b)(d)	50	24,750
Lincoln National Corp., Junior Subordinated Notes,
7.00%, 5/17/66(d)	75	47,250

		194,677

Total Capital Trusts — 1.4%		5,197,201

Corporate Bonds
Aerospace & Defense — 3.1%
Honeywell International, Inc., Senior Unsecured Notes,
5.30%, 3/15/17	2,835	2,976,180
Lockheed Martin Corp., Senior Unsecured Notes,
6.15%, 9/01/36	1,020	1,088,811
Northrop Grumman Systems Corp., Senior Unsecured Notes,
7.13%, 2/15/11	2,000	2,146,726
7.88%, 3/01/26	1,000	1,183,091
7.75%, 2/15/31	75	93,850
Raytheon Co., Senior Unsecured Notes,
5.38%, 4/01/13	50	53,228
United Technologies Corp., Senior Unsecured Notes,
6.05%, 6/01/36	3,650	3,871,420

		11,413,306

Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Senior Unsecured Notes,
6.20%, 1/15/38	4,000	4,376,196

Automobiles — 0.6%
Daimler Finance North America LLC, Unsecured Notes,
5.75%, 9/08/11	2,000	2,040,788

Beverages — 2.5%
Anheuser-Busch InBev Worldwide, Inc., Senior Unsecured Notes,
8.20%, 1/15/39(b)	1,800	2,004,611
Bottling Group LLC, Senior Unsecured Notes,
5.13%, 1/15/19	1,425	1,452,413
Diageo Finance BV (Netherlands), Unsecured Notes,
5.50%, 4/01/13(a)	2,300	2,418,086
PepsiCo, Inc., Senior Unsecured Notes,
7.90%, 11/01/18	1,250	1,520,755
SABMiller Plc (United Kingdom), Unsecured Notes,
5.70%, 1/15/14(a)(b)	1,850	1,802,596

		9,198,461

Capital Markets — 5.5%
The Bank of New York Mellon Corp., Senior Unsecured Notes,
4.50%, 4/01/13(f)	3,000	3,052,884
5.45%, 5/15/19	1,550	1,591,242
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	3,525	3,597,597
6.25%, 9/01/17	1,500	1,484,140
Morgan Stanley, Senior Unsecured Notes,
5.05%, 1/21/11	200	203,944
5.63%, 1/09/12	7,400	7,573,212
6.25%, 8/28/17	885	856,314
7.30%, 5/13/19	1,625	1,685,044

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the following list.	ACA	American Capital Access Corp.	CMT	Constant Maturity Treasury Rate
	AGC	Assured Guaranty Ltd.	COP	Certificates of Participation
	AMBAC	American Municipal Bond	FSA	Financial Security Assurance Inc.
		Assurance Corp.	GO	General Obligation Bonds
	AMT	Alternative Minimum Tax	LIBOR	London InterBank Offered Rate
		(subject to)	M/F	Multi-Family
	ARM	Adjustable Rate Mortgage	RB	Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corporation	S/F	Single Family
			USD	United States Dollar

JUNE 30, 2009	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Capital Markets (concluded)
State Street Corp., Subordinated Notes,
7.65%, 6/15/10	$50	$51,302

		20,095,679

Commercial Banks — 9.0%
Barclays Bank Plc (United Kingdom), Senior Unsecured Notes,
6.75%, 5/22/19(a)	900	892,595
Credit Suisse New York (United Kingdom), Unsecured Senior Notes,
5.50%, 5/01/14(a)	1,700	1,766,198
HSBC Bank USA N.A., Subordinated Unsecured Notes,
4.63%, 4/01/14	9,750	9,572,423
HSBC Holdings Plc (United Kingdom), Subordinated Notes,
6.80%, 6/01/38(a)	2,180	2,190,819
The Northern Trust Corp., Subordinated Unsecured Notes,
4.60%, 2/01/13	125	128,512
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Unsecured Notes,
5.00%, 11/12/13(a)	3,000	2,496,783
Standard Chartered Plc (Switzerland), Senior Notes,
5.50%, 11/18/14(a)(b)	2,200	2,245,058
U.S. Bank N.A., Subordinated Unsecured Notes,
6.38%, 8/01/11	2,500	2,678,762
UBS AG (Switzerland), Senior Unsecured Notes,
5.88%, 12/20/17(a)	3,400	3,166,284
Wachovia Corp., Senior Unsecured Notes,
0.75%, 3/15/11(d)	2,500	2,412,478
Wachovia Corp., Subordinated Unsecured Notes,
5.25%, 8/01/14	185	181,036
Wells Fargo & Co., Senior Unsecured Notes,
4.38%, 1/31/13	5,015	5,058,179

		32,789,127

Commercial Services & Supplies — 0.3%
Tyco International Finance SA (Luxembourg), Senior Unsecured Notes,
8.50%, 1/15/19(a)	1,000	1,108,780

Communications Equipment — 0.6%
Cisco Systems, Inc., Senior Unsecured Notes,
5.90%, 2/15/39	1,375	1,354,093
Harris Corp., Notes,
6.38%, 6/15/19	825	870,608

		2,224,701

Computers & Peripherals — 2.5%
Hewlett-Packard Co., Senior Unsecured Notes,
5.25%, 3/01/12	3,000	3,204,669
International Business Machines Corp., Senior Unsecured Notes,
5.70%, 9/14/17	5,575	5,918,771

		9,123,440

Consumer Finance — 0.6%
Nissan Motor Acceptance Corp., Senior Unsecured Notes,
4.63%, 3/08/10(b)	25	24,638
Student Loan Marketing Corp., Senior Unsecured Notes,
1.23%, 7/27/09(d)	500	497,871
5.40%, 10/25/11	1,780	1,600,914

		2,123,423

Diversified Financial Services — 8.7%
Bank of America Corp., Senior Unsecured Notes,
4.50%, 8/01/10	5,000	5,024,405
5.38%, 8/15/11	2,205	2,254,313
Bank of America Corp., Subordinated Unsecured Notes,
7.40%, 1/15/11	65	66,727
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	3,275	3,559,447
6.40%, 10/02/17	1,050	1,051,864
BP Capital Markets Plc (United Kingdom), Senior Notes,
4.75%, 3/10/19(a)	1,190	1,183,751
Citigroup, Inc., Senior Unsecured Notes,
4.63%, 8/03/10	1,600	1,592,029
5.30%, 1/07/16	2,000	1,722,720
General Electric Capital Corp., Senior Unsecured Notes,
5.63%, 9/15/17	1,000	957,048
6.15%, 8/07/37	3,000	2,471,130
JPMorgan Chase & Co., Senior Unsecured Notes,
6.00%, 1/15/18	2,050	2,036,484
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17	3,500	3,409,158
JPMorgan Chase Bank N.A., Subordinated Unsecured Notes,
6.00%, 10/01/17	4,575	4,453,021
TIAA Global Markets, Inc., Notes,
5.13%, 10/10/12(b)	1,700	1,777,960

		31,560,057

Diversified Telecommunication Services — 5.9%
AT&T, Inc., Senior Unsecured Bonds,
5.50%, 2/01/18	3,500	3,494,879
AT&T, Inc., Senior Unsecured Notes,
5.63%, 6/15/16	1,500	1,543,645
Qwest Corp., Senior Unsecured Notes,
8.38%, 5/01/16(b)	2,000	1,930,000
Telecom Italia Capital SA (Luxembourg), Senior Unsecured Notes,
5.25%, 11/15/13(a)	3,710	3,637,981
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
7.05%, 6/20/36(a)	1,075	1,191,242
Telefonica Europe BV (Netherlands), Unsecured Notes,
7.75%, 9/15/10(a)	1,600	1,687,802
Verizon Communications, Inc., Senior Unsecured Bonds,
6.90%, 4/15/38	2,000	2,086,406
Verizon Communications, Inc., Senior Unsecured Notes,
6.10%, 4/15/18	3,350	3,436,286
6.25%, 4/01/37	1,625	1,570,270
Verizon Global Funding Corp., Senior Unsecured Notes,
6.88%, 6/15/12	600	659,259

2	JUNE 30, 2009

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Verizon Maryland, Inc., Senior Unsecured Notes,
6.13%, 3/01/12	$305	$320,184

		21,557,954

Electric Utilities — 5.1%
Carolina Power & Light Co., Secured Mortgage Notes,
6.30%, 4/01/38	750	823,009
The Cleveland Electric Illuminating Co., Senior Unsecured Notes,
5.65%, 12/15/13	450	458,673
Duke Energy Carolinas LLC, Secured Mortgage Bonds,
5.25%, 1/15/18	450	469,752
EDP Finance BV (Netherlands), Senior Unsecured Notes,
6.00%, 2/02/18(a)(b)(f)	1,475	1,514,558
Florida Power & Light Co., Mortgage Bonds,
5.95%, 2/01/38	1,825	1,952,717
Georgia Power Co., Senior Unsecured Bonds,
5.25%, 12/15/15	1,050	1,092,334
Jersey Central Power & Light Co., Senior Unsecured Notes,
5.65%, 6/01/17	1,900	1,861,896
Kiowa Power Partners LLC, Notes,
4.81%, 12/30/13(b)	14	13,236
MidAmerican Energy Co., Senior Unsecured Notes,
5.30%, 3/15/18	2,170	2,250,737
NiSource Finance Corp., Senior Unsecured Notes,
1.23%, 11/23/09(d)	25	24,801
Pacificorp, Secured Mortgage Bonds,
6.00%, 1/15/39	1,300	1,362,460
Scottish Power Ltd. (United Kingdom), Senior Unsecured Notes,
4.91%, 3/15/10(a)	2,050	2,087,564
Virginia Electric & Power Co., Senior Unsecured Notes,
5.40%, 1/15/16	3,000	3,130,317
6.00%, 1/15/36	1,550	1,610,359

		18,652,413

Energy Equipment & Services — 0.0%
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10	25	26,147

Food & Staples Retailing — 3.8%
CVS Caremark Corp., Senior Unsecured Notes,
4.00%, 9/15/09	75	75,437
5.75%, 6/01/17	4,450	4,472,997
Tesco Plc (United Kingdom), Senior Unsecured Notes,
5.50%, 11/15/17(a)(b)	3,540	3,605,957
Walgreen Co., Senior Unsecured Notes,
5.25%, 1/15/19	2,600	2,704,702
Wal-Mart Stores, Inc., Senior Unsecured Notes,
5.00%, 4/05/12	2,000	2,169,862
5.25%, 9/01/35	675	643,602

		13,672,557

Food Products — 3.4%
Campbell Soup Co., Senior Unsecured Notes,
4.50%, 2/15/19	1,250	1,228,877
General Mills, Inc., Senior Unsecured Notes,
5.20%, 3/17/15	2,375	2,504,224
Kellogg Co., Senior Unsecured Notes,
5.13%, 12/03/12	4,425	4,730,170
Kraft Foods, Inc., Senior Unsecured Notes,
5.63%, 11/01/11	1,615	1,715,896
6.50%, 8/11/17	2,075	2,185,448

		12,364,615

Gas Utilities — 0.3%
Atmos Energy Corp., Senior Unsecured Notes,
8.50%, 3/15/19	800	934,277

Health Care Equipment & Supplies — 1.1%
Covidien International Finance SA (Luxembourg), Senior Unsecured Notes,
6.00%, 10/15/17(a)	2,300	2,445,931
Hospira, Inc., Senior Unsecured Notes,
6.05%, 3/30/17	1,660	1,621,149

		4,067,080

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp., Senior Unsecured Notes,
5.70%, 2/01/39	1,275	1,262,335

Household Products — 0.5%
Kimberly-Clark Corp., Senior Unsecured Notes,
6.63%, 8/01/37	1,500	1,713,879

Insurance — 5.7%
American General Corp., Senior Unsecured Notes,
7.50%, 8/11/10	105	100,003
CHUBB Corp., Senior Unsecured Notes,
6.00%, 5/11/37	400	404,851
Hartford Life Global Funding Trusts, Senior Secured Notes,
5.20%, 2/15/11	575	565,182
1.19%, 1/17/12(d)	1,350	1,165,428
Lincoln National Corp., Senior Unsecured Notes,
6.15%, 4/07/36	1,500	1,045,077
Marsh & McLennan Cos., Inc., Senior Unsecured Notes,
5.15%, 9/15/10	25	25,054
Massachusetts Mutual Life Insurance Co., Notes,
8.88%, 6/01/39(b)	1,200	1,274,271
MetLife, Inc., Senior Unsecured Notes,
6.13%, 12/01/11	1,200	1,256,240
5.38%, 12/15/12	4,400	4,497,046
Metropolitan Life Global Funding I, Senior Secured Notes,
4.25%, 7/30/09(b)	200	200,299
5.13%, 4/10/13(b)	2,550	2,593,546
Pacific Life Insurance Co., Notes,
9.25%, 6/15/39(b)	3,950	3,833,562
Pricoa Global Funding I, Senior Secured Notes,
5.40%, 10/18/12(b)	2,125	2,061,611
Prudential Financial, Inc., Senior Unsecured Notes,
5.70%, 12/14/36	1,375	1,031,592
6.63%, 12/01/37	875	758,103

		20,811,865

Machinery — 1.2%
Ingersoll-Rand Global Holding Co. Ltd (Bermuda), Senior Unsecured Notes,
6.00%, 8/15/13(a)	2,395	2,406,910

JUNE 30, 2009	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Machinery (concluded)
PACCAR, Inc., Senior Unsecured Notes,
6.88%, 2/15/14	$1,850	$2,026,081
Siemens Financieringsmat (Netherlands), Senior Unsecured Notes,
5.50%, 2/16/12(a)(b)	100	106,459

		4,539,450

Media — 7.2%
Comcast Cable Communications Holdings, Inc., Senior Unsecured Notes,
8.38%, 3/15/13	3,000	3,420,000
Comcast Cable Communications LLC, Senior Unsecured Notes,
6.75%, 1/30/11	4,115	4,347,967
Cox Communications, Inc., Senior Unsecured Notes,
7.13%, 10/01/12	2,250	2,418,651
4.63%, 6/01/13	5,000	4,919,355
News America, Inc., Senior Unsecured Debentures,
7.28%, 6/30/28	1,075	989,285
News America, Inc., Senior Unsecured Notes,
6.40%, 12/15/35	2,500	2,188,087
Thomson Reuters Corp. (Canada), Senior Unsecured Notes,
5.95%, 7/15/13(a)	2,300	2,352,845
Time Warner Cable, Inc., Senior Unsecured Notes,
5.85%, 5/01/17	2,000	1,997,202
8.25%, 4/01/19	1,120	1,270,771
6.75%, 6/15/39	1,100	1,070,620
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	100	104,657
6.88%, 5/01/12	1,000	1,069,745
Turner Broadcasting Corp., Senior Unsecured Notes,
8.38%, 7/01/13	25	27,024

		26,176,209

Metals & Mining — 0.5%
Anglo American Capital Plc (United Kingdom), Notes,
9.38%, 4/08/19(a)(b)	1,460	1,576,800
Xstrata Canada Corp. (Canada), Senior Unsecured Notes,
6.00%, 10/15/15(a)	75	66,444

		1,643,244

Multiline Retail — 0.9%
Target Corp., Senior Unsecured Notes,
7.50%, 8/15/10	200	211,908
5.13%, 1/15/13	3,000	3,177,768

		3,389,676

Multi-Utilities — 0.3%
Sempra Energy, Senior Unsecured Notes,
6.60%, 6/01/16	975	1,017,747

Oil, Gas & Consumable Fuels — 5.1%
Canadian Natural Resources Ltd. (Canada), Senior Unsecured Notes,
5.70%, 5/15/17(a)	3,295	3,331,937
5.90%, 2/01/18(a)	1,125	1,149,128
6.25%, 3/15/38(a)	1,110	1,107,962
ConocoPhillips, Senior Unsecured Notes,
6.00%, 1/15/20	4,200	4,496,961
6.50%, 2/01/39	450	478,995
Devon Energy Corp., Senior Unsecured Notes,
6.30%, 1/15/19	700	748,033
Devon Financing Corp. (Canada), Senior Unsecured Notes,
6.88%, 9/30/11(a)	90	97,748
Shell International Finance BV (Netherlands), Senior Unsecured Notes,
6.38%, 12/15/38(a)	2,125	2,314,599
StatoilHydro ASA (Norway), Senior Unsecured Notes,
5.25%, 4/15/19(a)	2,625	2,701,443
XTO Energy, Inc., Senior Unsecured Notes,
6.50%, 12/15/18	240	257,482
6.75%, 8/01/37	1,610	1,680,764

		18,365,052

Paper & Forest Products — 0.5%
International Paper Co., Senior Unsecured Notes,
7.95%, 6/15/18	1,150	1,109,452
Weyerhaeuser Co., Senior Unsecured Debentures,
7.13%, 7/15/23	750	592,454

		1,701,906

Pharmaceuticals — 6.5%
AstraZeneca Plc (United Kingdom), Senior Unsecured Notes,
5.90%, 9/15/17(a)	1,500	1,606,245
Bristol-Myers Squibb Co., Senior Unsecured Notes,
5.88%, 11/15/36	2,500	2,574,133
Eli Lilly & Co., Senior Unsecured Notes,
5.20%, 3/15/17	1,500	1,571,586
5.55%, 3/15/37	1,045	1,055,706
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13	2,050	2,144,388
Johnson & Johnson, Unsecured Notes,
5.95%, 8/15/37	985	1,061,324
Roche Holdings, Inc., Senior Unsecured Notes,
6.00%, 3/01/19(b)	2,400	2,559,074
Schering-Plough Corp., Senior Unsecured Notes,
6.55%, 9/15/37	1,275	1,367,288
Teva Pharmaceutical Finance LLC, Senior Unsecured Notes,
5.55%, 2/01/16	2,400	2,482,411
6.15%, 2/01/36	1,000	1,031,506
Wyeth, Senior Unsecured Notes,
5.50%, 2/15/16	3,110	3,255,430
5.45%, 4/01/17	1,500	1,566,354
5.95%, 4/01/37	1,175	1,215,571

		23,491,016

Real Estate Investment Trusts — 0.0%
AvalonBay Communities, Inc., Senior Unsecured Notes,
6.13%, 11/01/12	100	101,377

Road & Rail — 1.3%
Burlington North Santa Fe Corp., Senior Unsecured Debentures,
5.65%, 5/01/17	425	433,776
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
6.38%, 10/15/11(a)	50	54,464
6.25%, 8/01/34(a)	2,000	2,109,042

4	JUNE 30, 2009

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Road & Rail (concluded)
Canadian Pacific Railway Co. (Canada), Senior Unsecured Notes,
7.25%, 5/15/19(a)	$500	$518,784
Norfolk Southern Corp., Senior Unsecured Notes,
8.63%, 5/15/10	1,500	1,589,100

		4,705,166

Software — 1.7%
Oracle Corp., Senior Unsecured Notes,
5.25%, 1/15/16	4,100	4,290,306
5.75%, 4/15/18	1,800	1,898,717

		6,189,023

Specialty Retail — 0.0%
Home Depot, Inc., Senior Unsecured Notes,
4.63%, 8/15/10	125	127,349

Tobacco — 1.0%
Altria Group, Inc., Senior Unsecured Notes,
9.70%, 11/10/18	1,300	1,490,380
Lorillard Tobacco Co., Senior Notes,
8.13%, 6/23/19	800	827,812
Philip Morris International, Inc., Senior Unsecured Notes,
5.65%, 5/16/18	1,385	1,451,747

		3,769,939

Wireless Telecommunication Services — 4.6%
America Movil SAB de CV (Mexico), Unsecured Notes,
5.50%, 3/01/14(a)	1,250	1,275,675
Rogers Communications, Inc. (Canada), Senior Unsecured Notes,
7.50%, 3/15/15(a)	2,125	2,311,564
6.80%, 8/15/18(a)	1,525	1,634,840
Verizon Wireless Capital LLC, Senior Unsecured Notes,
8.50%, 11/15/18(b)	1,150	1,374,357
Vodafone Group Plc (United Kingdom), Senior Unsecured Bonds,
6.15%, 2/27/37(a)	2,125	2,090,683
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(a)	5,650	5,841,027
5.75%, 3/15/16(a)	2,000	2,053,258

		16,581,404

Total Corporate Bonds — 91.5%		332,915,638

Foreign Agency Obligations
EDF SA (France), Notes,
6.50%, 1/26/19(a)(b)	3,560	3,899,012
Eksportfinans A/S (Norway), Unsecured Notes,
5.50%, 5/25/16(a)	1,200	1,209,974
Kreditanstalt fuer Wiederaufbau (Germany), Senior Unsecured Bonds,
3.50%, 3/10/14(a)	4,500	4,591,885
Nakilat, Inc. (Qatar), Senior Secured Bonds,
6.07%, 12/31/33(a)(b)	25	19,814

Total Foreign Agency Obligations — 2.7%		9,720,685

Foreign Government Obligations
Mexico — 0.5%
United Mexican States,
5.88%, 2/17/14(a)	1,775	1,859,313

United Arab Emirates — 0.5%
Emirate of Abu Dhabi Notes,
6.75%, 4/08/19(a)(b)	1,750	1,807,678

Total Foreign Government Obligations — 1.0%		3,666,991

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University,
4.75%, 5/01/19	700	704,160
Cornell University, Senior Unsecured Notes,
5.45%, 2/01/19	1,750	1,848,665
Metropolitan Transportation Authority, New York RB,
7.34%, 11/15/39	2,325	2,763,937
Princeton University, Senior Unsecured Notes,
4.95%, 3/01/19	2,050	2,074,990
State of California GO,
7.55%, 4/01/39	1,920	1,754,726

Total Taxable Municipal Bonds — 2.5%		9,146,478

U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes,
3.13%, 5/15/19	1,020	986,534

Total Long-Term Investments (Cost — $360,142,772) — 99.4%		361,633,527

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(g)(h) (Cost — $659,772) — 0.2%	659,772	659,772

Total Investments (Cost — $360,802,544*) — 99.6%		362,293,299
Other Assets in Excess of Liabilities — 0.4%		1,283,984

Net Assets — 100.0%		$363,577,283

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$360,813,242

Gross unrealized appreciation	$12,521,854
Gross unrealized depreciation	(11,041,797)

Net unrealized appreciation	$1,480,057

(a)	US dollar denominated security issued by foreign domiciled entity.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

JUNE 30, 2009	5

Schedule of Investments (concluded)	Series C Portfolio

(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	(8,106,656)	$1,593

(h)	Represents the current yield as of report date.

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
12	U.S. Treasury Bonds (20 Year)	September 2009	$1,420,313	$11,974

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Short-Term Securities	$659,772
Level 2 - Long-Term Investments[1]	361,633,527
Level 3	—

Total	$362,293,299

1	See above Schedule of Investments for values in each security type.

Valuation Inputs	Other Financial Instruments[2]
Assets
Level 1	$11,974
Level 2	—
Level 3	—

Total	$11,974

2	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

6	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Capital Auto Receivables Asset Trust, Series 06-1, Class A4,
5.04%, 5/17/10	$418	$418,935
Capital Auto Receivables Asset Trust, Series 06-2, Class A3A,
4.98%, 5/15/11(a)	1,728	1,755,593
Capital Auto Receivables Asset Trust, Series 07-1, Class A3A,
5.00%, 4/15/11	1,987	2,014,546
Chase Manhattan Auto Owner Trust, Series 06-B, Class A3,
5.13%, 5/15/11	803	806,396
DaimlerChrysler Auto Trust, Series 06-B, Class A3,
5.33%, 8/08/10	32	32,235
Ford Credit Auto Owner Trust, Series 06-C, Class A3,
5.16%, 11/15/10	1,664	1,676,877
Harley-Davidson Motorcycle Trust, Series 07-2, Class A3,
5.10%, 5/15/12	1,580	1,603,555
Honda Auto Receivables Owner Trust, Series 06-3, Class A3,
5.12%, 10/15/10	1,272	1,280,329
Nissan Auto Receivables Owner Trust, Series 07-A, Class A3,
5.10%, 11/15/10	330	332,474
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
2.39%, 1/25/18(b)	10,000	9,776,110
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12	4,480	4,552,401
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	147	149,691
USAA Auto Owner Trust, Series 06-2, Class A4,
5.37%, 2/15/12	907	931,575
USAA Auto Owner Trust, Series 06-4, Class A3,
5.01%, 6/15/11	2,407	2,433,733
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12	3,400	3,519,118
Wachovia Auto Owner Trust, Series 05-B, Class A4,
4.84%, 4/20/11	141	142,707
World Omni Auto Receivables Trust, Series 06-B, Class A4,
5.12%, 6/15/12	500	511,260

Total Asset Backed Securities — 9.2%		31,937,535

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 54.9%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	5,307	5,398,869
Banc of America Commercial Mortgage, Inc., Series 01-PB1, Class A2,
5.79%, 8/11/11	4,483	4,548,424
Banc of America Commercial Mortgage, Inc., Series 06-6, Class A2,
5.31%, 10/10/45	3,188	2,936,883
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	2,182	2,234,613
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-T16, Class A6,
4.75%, 10/13/14	7,355	6,398,825
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A4,
5.41%, 12/11/40(b)	1,000	889,595
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31(b)	81	81,135
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 06-CD3, Class A5,
5.62%, 10/15/48	500	406,940
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 08-C7, Class A2A,
6.03%, 12/10/49	5,000	4,557,578
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	55	55,229
Commercial Mortgage Asset Trust, Series 06-C8, Class A3,
5.31%, 12/10/46	5,000	4,093,374
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4,
6.51%, 1/15/11	1,000	1,031,665
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A2,
5.94%, 9/15/11	2,895	2,905,304
Credit Suisse Mortgage Capital Certificates, Series 06-C1, Class A3,
5.71%, 2/15/39(b)	4,820	4,145,400
Credit Suisse Mortgage Capital Certificates, Series 06-C4, Class A3,
5.47%, 9/15/39	5,770	4,037,473
Credit Suisse Mortgage Capital Certificates, Series 07-C2, Class A2,
5.45%, 1/15/49	3,600	3,318,182
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class A2,
7.39%, 12/15/31	229	230,078
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	131	133,749
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	4,134	4,198,204
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11	268	272,219
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class B,
6.64%, 3/18/11	1	779
General Electric Capital Commercial Mortgage Corp., Series 01-2, Class A4,
6.29%, 8/11/33	1,660	1,653,183
General Electric Capital Commercial Mortgage Corp., Series 04-C2, Class A4,
4.89%, 3/10/40	1,040	935,125
General Electric Capital Commercial Mortgage Corp., Series 05-C1, Class A2,
4.35%, 6/10/48	5,789	5,643,326
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class E,
8.17%, 8/15/09(b)	5,000	4,973,556
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33(b)	266	268,588

JUNE 30, 2009	7

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(b)	$5,694	$5,828,625
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	4,433	4,578,640
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 02-C3, Class B,
5.10%, 7/10/39(b)	1,000	901,975
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.67%, 5/10/40(b)	3,465	3,418,070
Greenwich Capital Commercial Funding Corp., Series 02-C1, Class B,
5.10%, 11/11/12(b)	1,000	862,858
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A3,
3.86%, 7/05/35	250	237,377
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A2,
4.31%, 1/10/10	4,246	4,144,958
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3,
4.57%, 8/10/42	1,335	1,203,855
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4,
6.11%, 7/10/38(b)	13,110	10,753,908
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A2,
5.38%, 3/10/39	5,305	4,980,964
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39	3,000	2,391,344
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11	3,240	3,195,693
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A3,
6.43%, 6/15/11	5,595	5,696,614
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3,
6.47%, 11/15/35	3,334	3,386,835
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33	213	217,704
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-CB12, Class A4,
4.90%, 9/12/37	280	238,616
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4,
6.07%, 4/15/45(b)	2,105	1,786,653
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A25,
5.30%, 5/15/47	4,820	4,515,906
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 8/15/12	2,045	1,813,986
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32(b)	387	391,183
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	1,198	1,226,812
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(c)	455	465,292
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10	532	528,777
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A4,
5.41%, 6/15/29(b)	220	190,553
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C5, Class A2,
4.89%, 9/15/30	1,770	1,711,863
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C3, Class A4,
5.66%, 3/15/39(b)	355	298,664
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A2,
5.30%, 2/15/40	9,455	8,515,111
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A2,
5.59%, 9/15/45	5,000	4,591,630
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.81%, 6/12/12	1,033	962,654
Morgan Stanley Capital I, Inc., Series 07-IQ15, Class A2,
6.04%, 8/11/12(b)	4,100	3,688,733
Morgan Stanley Capital I, Inc., Series 07-IQ15, Class A4,
6.08%, 7/11/17(b)	305	229,695
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C2, Class A2,
7.46%, 4/18/10	1,372	1,391,652
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C3, Class A2,
6.59%, 12/18/33	5,381	5,499,288
Salomon Brothers Mortgage Securities VII, Inc., Series 01-C1, Class A3,
6.43%, 3/18/11	4,566	4,651,040
Salomon Brothers Mortgage Securities VII, Inc., Series 01-C2, Class A3,
6.50%, 10/13/11	5,845	5,998,705
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(b)	2,861	2,910,937
TIAA Commercial Mortgage Trust, Series 07-C4, Class A3,
6.10%, 8/15/39(b)	5,000	4,678,122
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(b)(c)	626	628,238
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.93%, 5/15/43(b)	5,000	4,087,588
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A2,
5.50%, 10/15/48	5,400	5,215,657

8	JUNE 30, 2009

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 07-C32, Class A2,
5.92%, 6/15/49(b)	$7,208	$6,727,051

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 54.9%		190,092,122

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31	247	257,778
Federal Home Loan Mortgage Corp., Series 2875, Class MA,
5.50%, 5/15/26	2,383	2,415,472
Federal Home Loan Mortgage Corp., Series 3018, Class GN,
6.00%, 9/15/26	2,731	2,786,013
Federal Home Loan Mortgage Corp., Series 3128, Class BA,
5.00%, 1/15/24	183	187,617
Federal Home Loan Mortgage Corp., Series 3200, Class GA,
5.50%, 10/15/27	3,260	3,354,175
Federal Home Loan Mortgage Corp., Series IG-2511,
5.39%, 5/01/36(b)	2,312	2,409,290
Federal National Mortgage Assoc., Series 03-86, Class DL,
4.00%, 9/25/10	157	156,552

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 3.3%		11,566,897

U.S. Treasury Obligations
U.S. Treasury Bonds,
3.50%, 2/15/39(a)	10,000	8,646,900
4.25%, 5/15/39	10,000	9,898,400
U.S. Treasury Inflation Protected Bonds,
1.75%, 1/15/28(a)	2,315	2,223,627
U.S. Treasury Notes,
3.88%, 5/15/18(a)	1,100	1,133,430
3.75%, 11/15/18	21,350	21,718,714
2.75%, 2/15/19(a)	40,680	38,099,261

Total U.S. Treasury Obligations — 23.6%		81,720,332

Total Long-Term Investments (Cost — $327,202,311) — 91.0%		315,316,886

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(d)(e) (Cost — $32,412,927) — 9.3%	32,412,927	32,412,927

Total Investments (Cost — $359,615,238*) — 100.3%		347,729,813
Liabilities in Excess of Other Assets — (0.3)%		(1,108,597)

Net Assets — 100.0%		$346,621,216

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$359,615,238

Gross unrealized appreciation	$2,976,738
Gross unrealized depreciation	(14,862,163)

Net unrealized depreciation	$(11,885,425)

(a)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	(7,165,704)	$31,972

(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
57	U.S. Treasury Notes (2 Year)	September 2009	$12,324,469	$(28,234)
1,253	U.S. Treasury Notes (5 Year)	September 2009	$143,742,594	348,656
165	U.S. Treasury Notes (10 Year)	September 2009	$19,183,828	(144,929)
718	U.S. Treasury Bonds (20 Year)	September 2009	$84,982,032	1,604,808

Total				$1,780,301

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

JUNE 30, 2009	9

Schedule of Investments (concluded)	Series M Portfolio

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Short-Term Securities	$32,412,927
Level 2 - Long-Term Investments[1]	315,316,886
Level 3	—

Total	$347,729,813

1	See above Schedule of Investments for values in each security type.

Valuation Inputs	Other Financial Instruments[2]
	Assets	Liabilities
Level 1	$1,953,464	$(173,163)
Level 2	—	—
Level 3	—	—

Total	$1,953,464	$(173,163)

2	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

10	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.8%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/10	$180	$168,660

Arizona — 2.5%
Pima County IDA, RB, Tucson Electric Power, Series A, 6.38%, 9/01/29	250	240,812

California — 17.9%
California Statewide Communities Development Authority, RB, Sutter Health, Series D, Remarketed, (FSA), 5.05%, 8/15/38	500	474,425
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed, 5.88%, 2/15/34	125	125,505
Los Angeles Unified School District, California, GO, Various, Series D, 5.00%, 7/01/26	150	149,490
San Francisco City & County Airports Commission, Refunding, RB, 2nd, Series A-3, 6.75%, 5/01/11(a)	175	182,712
State of California, GO, Various Purpose, 6.50%, 4/01/33	485	508,125
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	250	253,543

		1,693,800

Connecticut — 1.3%
Mashantucket Western Pequot Tribe, Special RB, Series 2006A, AMT, 5.50%, 9/01/36(b)	250	119,835

Florida — 16.8%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 1, AMT, 6.00%, 7/01/39	485	495,806
Hillsborough County Aviation Authority, Florida, RB, Series A, (AGC), AMT, 5.50%, 10/01/38	500	455,460
Jacksonville Port Authority, RB, (AGC), AMT, 6.00%, 11/01/38	400	391,324
Miami-Dade County School Board, Florida, COP, Series B, (AGC), 5.25%, 5/01/31	250	247,100

		1,589,690

Illinois — 6.6%
Illinois Finance Authority, RB:
Edward Hospital, Series A, Remarketed, (AMBAC), 6.25%, 2/01/33	400	391,764
Children’s Memorial Hospital, Series A, (AGC), 5.25%, 8/15/33	250	235,958

		627,722

Kentucky — 2.2%
Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1, (AGC), 6.00%, 12/01/38	200	204,700

Louisiana — 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	250	200,708

Michigan — 9.4%
Advanced Technology Academy, RB, 6.00%, 11/01/37	200	141,568
City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed, (BHAC), 5.50%, 7/01/35	500	513,570
Wayne County Airport Authority, Refunding, RB, (AGC), 5.75%, 12/01/26	250	236,325

		891,463

Nevada — 2.1%
County of Clark Nevada, RB, Nevada Power Co. Project, Series A, 5.60%, 10/01/30(a)	250	200,462

New Jersey — 4.1%
New Jersey Health Care Facilities Financing Authority, RB, St. Joseph’s Healthcare System, 6.63%, 7/01/38	185	154,325
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.38%, 4/01/30	240	234,552

		388,877

New York — 5.2%
Long Island Power Authority, RB, Series A, 6.25%, 4/01/33	250	275,142
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	200	219,708

		494,850

North Carolina — 1.8%
North Carolina Medical Care Commission, North Carolina, RB, First Mortgage, Deerfield, Series A, 6.00%, 11/01/33	200	168,594

Pennsylvania — 6.3%
Allegheny County Hospital Development Authority Health System, RB, West Penn, Series A, 5.00%, 11/15/13	250	222,742
Pennsylvania Economic Development Financing Authority, RB, Reliant Energy, Series B, 6.75%, 12/01/36(a)	190	178,334
Susquehanna Area Regional Airport Authority, Pennsylvania, RB, Series A, AMT, 6.50%, 1/01/38	250	195,853

		596,929

Tennessee — 2.1%
Tennessee Energy Acquisition Corp., Tennessee, RB, Series A, 5.25%, 9/01/26	250	203,278

Texas — 4.9%
Brazos River Authority, Refunding, RB, TXU Electric, Series A, Remarketed, AMT, 8.25%, 10/01/30	150	80,998
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed, 6.30%, 11/01/29	125	127,533
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	90	90,935
Texas State Public Finance Authority Education, RB, KIPP, Inc., Series A, (ACA), 5.00%, 2/15/28	250	162,395

		461,861

Guam — 3.9%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	250	246,872
Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	125	121,898

		368,770

Total Long-Term Investments (Cost — $9,219,650) — 91.0%		$8,621,011

JUNE 30, 2009	11

Schedule of Investments (concluded)	Series N Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
Wilmington Tax-Free Money Market Fund, 0.01%(c) (Cost — $1,083,980) — 11.5%	1,083,980	$1,083,980

Total Investments (Cost — $10,303,630*) — 102.5%		9,704,991
Other Assets in Excess of Liabilities — (2.5)%		(235,947)

Net Assets — 100.0%		$9,469,044

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$10,302,950

Gross unrealized appreciation	$76,320
Gross unrealized depreciation	(674,279)

Net unrealized depreciation	$(597,959)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents the current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Short-Term Securities	$1,083,980
Level 2 - Long-Term Investments[1]	8,621,011
Level 3	—

Total	$9,704,991

1	See above Schedule of Investments for values in each state or political subdivision.

12	JUNE 30, 2009

Schedule of Investments June 30, 2009 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10	$1,570	$1,593,785
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
0.36%, 10/25/36(a)	111	104,042
CenterPoint Energy Transition Co. II LLC, Series 05-A, Class A2,
4.97%, 8/01/14	822	858,367
CNH Equipment Trust, Series 07-B, Class A3A,
5.40%, 10/17/11	485	491,163
Credit Suisse First Boston Mortgage Securities Corp., Series 99-C1, Class A2,
7.29%, 9/15/41	76	75,649
Ford Credit Auto Owner Trust, Series 09-A, Class A2B,
2.32%, 8/15/11(a)	2,750	2,768,360
Ford Credit Auto Owner Trust, Series 09-A, Class A3B,
2.82%, 1/15/12(a)	1,000	1,020,998
GSAA Home Equity Trust, Series 04-11, Class 2A2,
0.63%, 12/25/34(a)	16	7,301
Honda Auto Receivables Owner Trust, Series 06-1, Class A4,
5.08%, 7/18/11	789	806,581
Honda Auto Receivables Owner Trust, Series 07-2, Class A4,
5.57%, 12/21/10	1,000	1,050,303
Honda Auto Receivables Owner Trust, Series 08-1, Class A3,
4.47%, 1/18/11	1,000	1,029,317
Honda Auto Receivables Owner Trust, Series 09-2, Class A3,
2.79%, 7/15/11	580	583,158
PECO Energy Transition Trust, Series 01-A, Class A1,
6.52%, 9/01/10	260	271,091
PG&E Energy Recovery Funding LLC, Series 05-1, Class A4,
4.37%, 6/25/12	335	346,063
PG&E Energy Recovery Funding LLC, Series 05-2, Class A2,
5.03%, 3/25/14	995	1,033,943
Student Loan Marketing Assoc. Student Loan Trust, Series 06-5, Class A3,
1.12%, 10/25/19(a)	475	470,653
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.19%, 10/25/16(a)	2,585	2,533,044
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	295	299,382
USAA Auto Owner Trust, Series 06-1, Class A4,
5.04%, 12/15/11	495	503,493

Total Asset Backed Securities — 15.3%		15,846,693

Corporate Bonds
Aerospace & Defense — 1.7%
General Dynamics Corp., Unsecured Notes,
1.80%, 7/15/11	595	593,913
Honeywell International, Inc., Senior Unsecured Notes,
3.88%, 2/15/14	785	802,107
ITT Corp., Senior Unsecured Notes,
4.90%, 5/01/14	375	372,436

Beverages — 0.8%
Bottling Group LLC, Senior Unsecured Notes,
6.95%, 3/15/14	750	855,435

Capital Markets — 0.7%
The Bank of New York Mellon Corp., Senior Unsecured Notes,
4.30%, 5/15/14	750	762,091

Commercial Banks — 7.0%
Asian Development Bank (Supranational), Notes,
2.75%, 5/21/14(b)	995	976,776
Australia & New Zealand Banking Group Ltd. (Australia), Senior Notes,
0.89%, 6/18/12(a)(b)(c)	800	796,547
Credit Suisse New York (United Kingdom), Unsecured Senior Notes,
5.50%, 5/01/14(b)	300	311,682
Danske Bank A/S (Denmark), Senior Unsecured Notes,
2.50%, 5/10/12(b)(c)	1,720	1,726,708
Landwirtschaftliche Rentenbank (Germany), Unsecured Notes,
4.13%, 7/15/13(b)	500	521,986
Lloyds TSB Bank Plc (United Kingdom), Senior Unsecured Notes,
2.80%, 4/02/12(b)(c)	810	818,825
The Royal Bank of Scotland Group Plc (United Kingdom), Senior Unsecured Notes,
2.63%, 5/11/12(b)(c)	350	352,515
Société Financement de l’Economie Francaise (France),
2.38%, 3/26/12(b)(c)	375	377,948
Société Financement de l’Economie Francaise (France), Senior Unsecured Bonds,
2.25%, 6/11/12(b)(c)	595	594,561
U.S. Bancorp., Senior Notes,
4.20%, 5/15/14	800	809,041

Computers & Peripherals — 0.6%
Hewlett-Packard Co., Senior Unsecured Notes,
4.25%, 2/24/12	615	641,900

Diversified Financial Services — 4.2%
BP Capital Markets Plc (United Kingdom), Senior Unsecured Notes,
3.13%, 3/10/12(b)	630	642,665
Dexia Credit Local (France), Notes,
2.38%, 9/23/11(b)(c)	715	715,776
JPMorgan Chase & Co., Senior Unsecured Notes,
4.75%, 5/01/13	800	810,151
LeasePlan Corp. NV (Netherlands), Notes,
3.00%, 5/07/12(b)(c)	475	476,762
Macquarie Bank Ltd. (Australia), Senior Unsecured Notes,
4.10%, 12/17/13(b)(c)	1,300	1,332,279
TIAA Global Markets, Inc., Senior Unsecured Notes,
4.88%, 1/12/11(c)	335	337,904

JUNE 30, 2009	13

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services — 2.6%
France Telecom SA (France), Senior Unsecured Notes,
4.38%, 7/08/14(b)	$425	$428,306
Koninklijke KPN NV (Netherlands), Senior Unsecured Notes,
8.00%, 10/01/10(b)	515	540,378
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(b)	400	421,165
TELUS Corp. (Canada), Senior Unsecured Notes,
8.00%, 6/01/11 (b)	480	515,170
Verizon Global Funding Corp., Senior Unsecured Notes,
7.25%, 12/01/10	735	782,585

Electric Utilities — 2.2%
Duke Energy Indiana, Inc., Senior Unsecured Notes,
5.00%, 9/15/13	715	739,287
EDP Finance BV (Netherlands), Senior Unsecured Notes,
5.38%, 11/02/12(b)(c)	225	235,792
FPL Group Capital, Inc., Senior Unsecured Notes,
5.63%, 9/01/11	800	855,165
Rochester Gas & Electric Corp., Senior Secured Bonds,
6.95%, 4/01/11	445	470,551

Energy Equipment & Services — 0.4%
Enterprise Products Operating LLC, Senior Unsecured Notes,
4.95%, 6/01/10	415	421,127

Food & Staples Retailing — 0.8%
CVS Caremark Corp., Senior Unsecured Notes,
0.97%, 6/01/10(a)	400	397,164
5.75%, 8/15/11	400	422,992

Food Products — 1.0%
Kraft Foods, Inc., Senior Unsecured Notes,
5.63%, 11/01/11	935	993,413

Health Care Equipment & Supplies — 0.5%
Hospira, Inc., Senior Unsecured Notes,
1.08%, 3/30/10(a)	500	495,526

Insurance — 2.3%
Metropolitan Life Global Funding I, Senior Secured Notes,
2.55%, 6/10/11(a)(c)	625	623,880
5.13%, 4/10/13(c)	800	813,662
Suncorp-Metway Ltd. (Australia), Notes,
0.99%, 12/17/10(a)(b)(c)	915	913,113

Media — 2.7%
Cox Communications, Inc., Senior Unsecured Notes,
7.88%, 8/15/09	430	432,576
4.63%, 1/15/10	415	416,967
7.13%, 10/01/12	900	967,461
Time Warner Cable, Inc., Senior Unsecured Notes,
5.40%, 7/02/12	1,000	1,033,600

Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp., Senior Unsecured Notes,
3.45%, 3/03/12	515	531,221
ConocoPhillips, Senior Unsecured Notes,
4.75%, 2/01/14	995	1,035,979
Devon OEI Operating, Inc., Senior Unsecured Notes,
7.25%, 10/01/11	400	437,696
StatoilHydro ASA (Norway), Unsecured Notes,
3.88%, 4/15/14(b)	520	527,387

Pharmaceuticals — 2.9%
Eli Lilly & Co., Senior Unsecured Notes,
3.55%, 3/06/12	325	336,694
Novartis Capital Corp., Senior Unsecured Notes,
4.13%, 2/10/14	850	874,964
Pfizer, Inc., Senior Unsecured Notes,
4.45%, 3/15/12	840	881,361
Roche Holdings, Inc., Senior Unsecured Notes,
4.50%, 3/01/12(c)	840	883,088

Road & Rail — 1.1%
Burlington Northern Santa Fe Corp., Senior Unsecured Notes,
5.90%, 7/01/12	375	397,124
CSX Corp., Senior Unsecured Notes,
6.75%, 3/15/11	660	692,841

Wireless Telecommunication Services — 2.7%
Rogers Communications, Inc. (Canada), Senior Unsecured Notes,
7.88%, 5/01/12(b)	290	312,574
Verizon Wireless Capital LLC, Notes,
3.75%, 5/20/11(c)	2,450	2,500,159

Total Corporate Bonds — 36.6%		37,960,976

Foreign Agency Obligations
Eksportfinans A/S (Norway), Senior Unsecured Bonds,
5.00%, 2/14/12(b)	300	318,314
Kreditanstalt fuer Wiederaufbau (Germany), Senior Unsecured Bonds,
3.50%, 3/10/14(b)	480	489,801

Total Foreign Agency Obligations — 0.8%		808,115

Foreign Government Obligations
Canada — 1.8%
Export Development Canada,
2.38%, 3/19/12(b)	420	422,959
Province of Ontario Canada,
1.17%, 5/22/12(a)(b)	560	557,931
4.10%, 6/16/14(b)	845	861,739

Total Foreign Government Obligations — 1.8%		1,842,629

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.5%
Banc of America Funding Corp., Series 04-C, Class 4A1,
0.65%, 12/20/34(a)	25	12,823

14	JUNE 30, 2009

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Banc of America Mortgage Securities, Series 04-A, Class 2A2,
5.46%, 2/25/34(a)	$289	$235,032
Bear Stearns ALT-A Trust, Series 04-13, Class A1,
0.68%, 11/25/34(a)	16	8,751
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
4.82%, 10/25/34(a)	189	131,661
Countrywide Alternative Loan Trust, Series 05-28CB, Class 1A5,
5.50%, 8/25/35	43	34,911
Countrywide Home Loan Mortgage Pass-Through Trust, Series 04-HYB1, Class 2A,
5.02%, 5/20/34(a)	387	265,826
First Horizon Commercial Mortgage Trust, Series 03-AR4, Class 2A1,
4.74%, 12/25/33(a)	133	109,930
First Horizon Mortgage Pass-Through Trust, Series 04-AR6, Class 2A1,
4.75%, 12/25/34(a)	325	286,626
Structured Adjustable Rate Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(a)	400	360,608
Thornburg Mortgage Securities Trust, Series 06-6, Class A1,
0.42%, 11/25/11(a)	977	877,314
Thornburg Mortgage Securities Trust, Series 07-2, Class A2A,
0.44%, 6/25/37(a)	1,071	933,400
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR2, Class 2A1,
4.55%, 3/25/35(a)	491	399,233

		3,656,115

Commercial Mortgage-Backed Securities — 19.8%
ARM Trust, Series 05-9, Class 5A1,
0.58%, 11/25/35(a)	26	13,777
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 1/11/12	400	409,889
Banc of America Commercial Mortgage, Inc., Series 06-6, Class A2,
5.31%, 10/10/45	740	681,711
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32(a)	474	485,785
Bear Stearns Commercial Mortgage Securities, Inc., Series 01-TOP2, Class A2,
6.48%, 2/15/35	1,065	1,080,156
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PR16, Class A2,
5.86%, 6/11/12(a)	1,000	925,115
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31(a)	142	141,986
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	82	82,843
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12	880	863,941
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP3, Class A3,
5.60%, 7/15/35	250	250,937
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG3, Class A1B,
7.34%, 9/10/24	86	85,638
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	559	569,934
FHLMC M/F Structured Pass-Through Certificates, Series K003, Class A1,
2.23%, 7/25/13	470	470,114
FHLMC M/F Structured Pass-Through Certificates, Series K003, Class A2,
3.61%, 6/25/14	420	426,582
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	258	262,722
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11	425	431,013
First Union National Bank Commercial Mortgage Trust, Series 02-C1, Class A2,
6.14%, 1/12/12	700	702,095
General Electric Capital Commercial Mortgage Corp., Series 05-C1, Class A2,
4.35%, 6/10/48	998	972,987
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33(a)	171	172,664
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(a)	947	969,293
Greenwich Capital Commercial Funding Corp., Series 02-C1, Class A2,
4.11%, 3/11/12	176	173,603
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A2,
5.38%, 3/10/39	500	469,459
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A2,
6.24%, 10/15/10	86	86,880
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A3,
6.43%, 6/15/11	1,050	1,069,070
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3,
6.47%, 11/15/35	525	533,320
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.99%, 6/15/49(a)	570	525,313
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 8/15/12	800	709,628
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.33%, 9/15/09	882	882,067
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	817	836,463
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(c)	361	369,131

JUNE 30, 2009	15

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10(a)	$475	$471,919
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class A2,
4.82%, 4/15/30	417	409,627
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A2,
5.30%, 2/15/40	500	450,297
Morgan Stanley Dean Witter Capital I, Inc., Series 01-TOP3, Class A4,
6.39%, 7/15/33	402	408,769
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C3, Class A2,
6.59%, 12/18/33	821	838,874
Salomon Brothers Mortgage Securities VII, Inc., Series 02-KEY2, Class A2,
4.47%, 3/18/36	82	80,903
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(c)	71	70,787
Wachovia Bank Commercial Mortgage Trust, Series 05-C17, Class A2,
4.78%, 3/15/10	537	516,410
Wachovia Bank Commercial Mortgage Trust, Series 06-C23, Class APB,
5.45%, 1/15/45	550	492,919
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A2,
5.50%, 10/15/48	425	410,492
Wachovia Bank Commercial Mortgage Trust, Series 07-C32, Class A2,
5.92%, 6/15/49(a)	730	681,291

		20,486,404

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 23.3%		24,142,519

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University, 3.63%, 5/01/14	175	176,421
State of California Various Purposes GO, 5.65%, 4/01/39	690	682,306

Total Taxable Municipal Bonds — 0.8%		858,727

U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 10.7%
Federal Home Loan Mortgage Corp. 1 Year CMT,
4.75%, 4/01/35(a)	458	464,138
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
4.41%, 6/01/33(a)	250	257,864
4.45%, 7/01/34(a)	26	26,426
6.04%, 11/01/36(a)	873	920,728
Federal Home Loan Mortgage Corp. 6 Month LIBOR,
6.25%, 5/01/37(a)	302	317,926
Federal Home Loan Mortgage Corp., Series 3128, Class BA,
5.00%, 1/15/24	365	375,234
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26	413	426,798
Federal Home Loan Mortgage Corp., Series 3165, Class NA,
5.50%, 2/15/26	217	221,103
Federal Home Loan Mortgage Corp., Series 3186, Class NA,
6.00%, 7/15/27	470	484,247
Federal Home Loan Mortgage Corp., Series 3280, Class MA,
5.50%, 5/15/26(d)	2,117	2,182,117
Federal National Mortgage Assoc.,
5.50%, 12/01/18	1,948	2,055,917
Federal National Mortgage Assoc. 12 Month LIBOR,
4.86%, 6/01/35(a)	176	182,081
5.34%, 10/01/35(a)	467	488,193
Federal National Mortgage Assoc., Series 05-47, Class PA,
5.50%, 9/25/24	250	252,358
Federal National Mortgage Assoc., Series 05-48, Class OH,
5.00%, 7/25/26	87	87,836
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	203	207,474
Federal National Mortgage Assoc., Series 05-63, Class PA,
5.50%, 10/25/24	144	145,405
Federal National Mortgage Assoc., Series 06-53, Class JA,
5.50%, 5/25/20	181	182,369
Federal National Mortgage Assoc., Series 06-54, Class OA,
6.00%, 3/25/27	430	443,855
Federal National Mortgage Assoc., Series 06-99, Class PA,
5.50%, 5/25/30	1,034	1,074,893
Government National Mortgage Assoc. II ARM,
3.75%, 10/20/34-11/20/34(a)	309	311,063

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 10.7%		11,108,025

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank Bonds,
3.50%, 7/16/10(d)	400	410,152
Federal Home Loan Mortgage Corp., Subordinated Unsecured Notes,
5.88%, 3/21/11	665	697,243
Federal Home Loan Mortgage Corp., Unsecured Notes,
2.13%, 3/23/12	2,490	2,512,514
1.75%, 6/15/12	880	876,800
Federal National Mortgage Assoc., Subordinated Unsecured Notes,
6.25%, 2/01/11	1,805	1,898,481
Federal National Mortgage Assoc., Unsecured Notes,
2.00%, 2/11/11	510	513,553

Total U.S. Government Sponsored Agency Obligations — 6.7%		6,908,743

16	JUNE 30, 2009

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Treasury Obligations — 0.9%
U.S. Treasury Inflation Protected Notes,
4.25%, 1/15/10	$750		$968,319

Total Long-Term Investments (Cost — $99,687,578) — 96.9%			100,444,746

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.45%(e)(f) (Cost — $1,691,526) — 1.6%	1,691,526		1,691,526

	Contracts
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.970% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, JPMorgan Chase Bank, N.A.	610	(g)	33,183
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, Barclays Bank, Plc	210	(g)	12,539

Total Options Purchased (Cost — $37,919) — 0.1%			45,722

Total Investments Before Outstanding Options Written (Cost — $101,417,023*) — 98.6%			102,181,994

Options Written
Exchange-Traded Put Options Written
September 30 Year U.S. Treasury Bonds Futures, Strike Price $110, Expires 8/21/09	(8)		(3,875)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker, Deutsche Bank AG	(400	)(g)	(26,758)
Receive a fixed rate of 2.750% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker, Barclays Bank, Plc	(330	)(g)	(32,168)

			(58,926)

Total Options Written (Premiums Received — $ 57,385) — (0.1)%			(62,801)

Total Investments Net of Outstanding Option Written — 98.5%			102,119,193
Liabilities in Excess of Other Assets — 1.5%			1,535,125

Net Assets — 100.0%			$103,654,318

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$101,417,023

Gross unrealized appreciation	$1,423,307
Gross unrealized depreciation	(658,336)

Net unrealized appreciation	$764,971

(a)	Variable rate security. Rate shown is as of report date.

(b)	US dollar denominated security issued by foreign domiciled entity.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	(14,520,085)	$4,580

(f)	Represents the current yield as of report date.

(g)	One contract represents a notional amount of $10,000.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
155	U.S. Treasury Notes (2 Year)	September 2009	$33,513,907	$(14,544)

•	Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
4	U.S. Treasury Notes (5 Year)	September 2009	$458,875	$664
15	U.S. Treasury Bonds (20 Year)	September 2009	1,775,391	(23,756)

Total				$(23,092)

•	Interest rate swap outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.52%(a)	3-month LIBOR	Credit Suisse International	April 2011	USD	5,200	$12,376
1.42%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2011	USD	3,400	54
1.26%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2011	USD	2,000	6,777
1.34%(a)	3-month LIBOR	Deutsche Bank AG	May 2011	USD	9,100	(18,748)
2.40%(b)	3-month LIBOR	Credit Suisse International	April 2014	USD	2,300	47,910
2.41%(a)	3-month LIBOR	Citibank, N.A.	May 2014	USD	2,100	(47,305)

Total						$1,064

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

JUNE 30, 2009	17

Schedule of Investments (concluded)	Series S Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1 - Short-Term Securities	$1,691,526
Level 2 - Long-Term Investments[1]	100,444,746
Level 3	—

Total	$102,136,272

1	See above Schedule of Investments for values in each security type.

Valuation Inputs	Other Financial Instruments[2]
	Assets	Liabilities
Level 1	$664	$(38,300)
Level 2	112,839	(128,854)
Level 3	—	—

Total	$113,503	$(167,154)

2	Other financial instruments are financial futures contracts and options. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

18	JUNE 30, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Bond Allocation Target Shares

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Bond Allocation Target Shares

Date: August 21, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Bond Allocation Target Shares

Date: August 21, 2009